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                                        UNITED STATES
                                        SECURITIES AND EXCHANGE
                                        COMMISSION
                                        Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07532

PIMCO Municipal Advantage Fund Inc.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)		Value*

MUNICIPAL BONDS & NOTES—99.7%
	Alabama—1.6%
$1,600	Huntsville-Redstone Village, Special Care Facs. Rev.,
	5.50%, 1/1/43	NR/NR		$1,539,696
1,000	Montgomery Medical Clinic Board Health Care Fac. Rev.,
	4.75%, 3/1/26	Baa2/BBB-		946,310
				2,486,006

	Arizona—1.8%
	Pima Cnty., Industrial Dev. Auth., Education Rev.,
1,500	5.50%, 7/1/37	NR/BBB-		1,504,470
650	6.375%, 6/1/36	NR/NR		672,295
700	State Health Facs. Auth., Rev., 5.20%, 10/1/37	NR/NR		667,219
				2,843,984

	California—12.4%
1,000	Foothill/Eastern Corridor Agcy., Toll Rd Rev., 5.75%, 1/15/40	Baa3/BBB-		1,039,920
2,000	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BBB		1,868,020
7,000	State, GO, 5.125%, 11/1/24	A1	/A+	7,301,140
1,000	State Health Facs. Financing Auth. Rev., 5.00%, 3/1/33	NR/A		989,990
7,000	State Housing Finance Agcy. Rev., 4.95%, 8/1/36, Ser. A	Aa3	/AA-	6,929,790
	Statewide Communities Dev. Auth. Rev., Ser. A,
1,000	Huntington Park Chapter School, 5.25%, 7/1/42	NR/NR		973,430
400	Valleycare Health System, 5.125%, 7/15/31	NR/NR		389,496
				19,491,786

	Colorado—3.7%
500	Confluence Metropolitan Dist. Tax Rev., 5.40%, 12/1/27	NR/NR		502,710
1,500	Denver Convention Center, Auth. Rev.,
	5.00%, 12/1/21, Ser. A, (Pre-refunded @ $100, 12/1/13) (XLCA)(a)	Aaa/AAA		1,590,795
1,600	Madre Metropolitan Dist., GO, 5.50%, 12/1/36, Ser. A	NR/NR		1,576,944
575	State Educational & Cultural Facs. Auth. Rev., 5.75%, 12/1/37 (b)	NR/NR		586,615
	State Health Facs. Auth. Rev.,
950	5.25%, 7/1/27	NR/NR		927,039
650	5.30%, 7/1/37	NR/NR		634,718
				5,818,821

	District of Columbia—1.4%
	State, GO, Ser. A (MBIA-IBC),
725	5.25%, 6/1/27	Aaa/AAA		737,912
375	5.25%, 6/1/27, (Pre-refunded @ $101, 6/1/08) (a)	Aaa/AAA		383,284
1,000	State Rev., 6.00%, 7/1/18, Ser. A (AMBAC)	Aaa/AAA		1,064,740
				2,185,936

	Florida—4.4%
1,355	Highlands Cnty., Health Facs. Auth. Rev.,
	5.375%, 11/15/35, (Pre-refunded @ $100, 11/15/13) (a)	A2	/NR	1,456,747
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB		490,850
4,275	Miami-Dade Cnty., Expressway Auth. Toll System Rev.,
	5.00%, 7/1/29, Ser. B (FGIC)	Aaa/AAA		4,410,817

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)		Value*

	Florida—(continued)
$500	Orange Cnty. Health Facs. Auth. Rev., 5.50%, 7/1/32	NR/NR		$494,555
				6,852,969

	Georgia—5.3%
1,000	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3	/NR	1,014,570
2,350	Atlanta Water & Wastewater Rev., 5.00%, 11/1/37 (FSA)	Aaa/AAA		2,427,667
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29	Baa1/BBB+		2,080,200
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA)	Aaa/AAA		1,994,702
750	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR		721,538
				8,238,677

	Hawaii—2.7%
3,000	State Dept. of Budget & Finance Rev.,
	5.75%, 12/1/18, Ser. B (AMBAC)(d)	Aaa/AAA		3,133,200
1,000	State Marina Rev., 5.75%, 7/1/21, Ser. A (FGIC)	Aaa/AAA		1,055,100
				4,188,300

	Illinois—5.4%
1,145	Chicago O'Hare International Airport Rev., 5.50%, 1/1/15, Ser. D (AMBAC)	Aaa/AAA		1,211,101
1,000	Chicago Wastewater Transmission Rev.,
	6.00%, 1/1/17, (Pre-refunded @ $101, 1/1/10) (MBIA)(a)	Aaa/AAA		1,059,320
425	Finance Auth. Rev., 6.00%, 3/1/37, Ser. A (c)	NR/NR		426,819
1,100	McHenry & Lake Cntys. Community High School Dist., GO,
	5.125%, 1/1/19, (Pre-refunded @ $100, 1/1/11) (FGIC)(a)	Aaa/NR		1,145,111
5,000	Metropolitan Pier & Exposition Auth. Rev.,
	zero coupon, 6/15/36, Ser. A (MBIA)	Aaa/AAA		1,260,800
2,000	Regional Transportation Auth. Rev., 6.00%, 6/1/23 (FGIC)	Aaa/AAA		2,384,760
1,000	State Health Facs. Auth. Rev., Centegra Health System Rev.,
	5.25%, 9/1/24	NR/A-		1,016,350
				8,504,261

	Indiana—1.6%
1,500	Health & Educational Facs. Financing Auth. Rev.,
	Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB-		1,517,745
1,000	Indianapolis Local Public Improvement Bond Bank Rev.,
	5.00%, 2/1/17, Ser. A	Aaa/AAA		1,015,090
				2,532,835

	Iowa—1.7%
250	Coralville Urban Renewal Tax Allocation, 5.00%, 6/1/47, Ser. C	Baa1/NR		242,838
	State Finance Auth. Rev.,
750	Deerfield Retirement Community, 5.50%, 11/15/37	NR/NR		753,442
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR		1,605,376
				2,601,656

	Kansas—0.3%
500	Manhattan Kansas Health Care Fac. Rev., 5.125%, 5/15/37	NR/NR		483,295

	Kentucky—1.4%
2,125	Louisville & Jefferson Cnty. Regional Airport Auth. System Rev.,
	5.375%, 7/1/23, Ser. A (FSA)(d)	Aaa/AAA		2,215,525

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Maine—2.1%
$3,320	State Housing Auth. Rev., 4.85%, 11/15/36, Ser. A-2	Aa1/AA+	$3,248,620

	Maryland—0.2%
300	State Health & Higher Educational Facs. Auth. Rev., 5.30%, 1/1/37	NR/NR	294,720

	Massachusetts—5.9%
1,500	State, GO, 5.50%, 11/1/20, Ser. C, (Pre-refunded @ $100, 11/1/12) (a)	Aa2/AA	1,611,270
	State Dev. Finance Agcy. Rev.,
500	5.20%, 11/1/41	NR/NR	485,945
350	5.25%, 10/1/37	NR/BBB-	349,976
1,000	State Health & Educational Facs. Auth. Rev.,
	5.125%, 7/1/19, Ser. B	Aa2/AA	1,025,830
90	State Water Pollution Abatement Trust Rev., 6.375%, 2/1/15, Ser. A	Aaa/AAA	90,113
5,500	State Water Res. Auth. Rev., 5.00%, 8/1/41, Ser. A	Aa2/AA	5,640,195
			9,203,329

	Michigan—6.2%
1,065	Bloomingdale Public School Dist. No. 16, GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 5/1/11) (Q-SBLF)(a)	Aa2/AA	1,125,663
1,500	Garden City Hosp. Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	1,391,025
2,000	Grand Valley State Univ. Rev., 5.50%, 2/1/18 (FGIC)	Aaa/AAA	2,177,760
	Kalamazoo Economic Dev. Corp. Rev.,
1,250	5.125%, 5/15/37	NR/NR	1,201,050
350	5.50%, 5/15/36	NR/NR	353,395
1,075	Lincoln Consolidated School Dist., GO,
	5.50%, 5/1/19, (Pre-refunded @ $100, 11/1/11) (Q-SBLF)(a)	Aa2/AA	1,144,649
850	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	839,324
1,500	State Public Educational Facs. Auth. Rev., 5.00%, 9/1/36	NR/BBB-	1,455,210
			9,688,076

	Minnesota—0.8%
825	Rochester Health Care & Housing Rev., 5.20%, 10/1/23, Ser. A	NR/NR	815,174
500	St. Paul Housing & Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	487,175
			1,302,349

	Missouri—1.1%
500	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	496,530
1,260	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	1,278,711
			1,775,241

	Nevada—0.8%
1,100	Clark Cnty. Park & Regional Justice Center, GO,
	5.50%, 11/1/17, (Pre-refunded @ $100, 11/1/09) (a)	Aa1/AA+	1,140,282
	State Housing Division Rev.,
15	5.65%, 4/1/22, Ser. A (d)	NR/AA	15,204
80	5.95%, 4/1/22, Ser. C (d)	Aa2/AA	80,031
50	6.125%, 4/1/22, Ser. B-2 (FHA-VA)(d)	Aa2/AA	49,278
15	6.20%, 4/1/17, Ser. B-1 (AMBAC-VA-GTD)	Aaa/AAA	15,087
			1,299,882

	New Hampshire—0.0%
40	State Housing Finance Auth., Single Family Rev., 6.50%, 7/1/14, Ser. D (d)	Aa2/NR	40,157

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)		Value*

	New Jersey—1.6%
$1,500	Middlesex Cnty. Improvement Auth. Rev., 6.125%, 1/1/25, Ser. B	NR/NR		$1,568,985
750	Tobacco Settlement Financing Corp. Rev.,
	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA		859,995
				2,428,980

	New Mexico—5.3%
8,035	Albuquerque Lodger Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)	Aaa/AAA		8,256,605

	New York—3.5%
250	Dutchess Cnty. Industrial Dev. Agcy., Civic Fac. Rev., 5.25%, 1/1/37	NR/NR		245,360
	State, GO,
1,250	5.00%, 11/1/34, Ser. D	A1	/AA-	1,283,525
750	5.25%, 9/15/33, Ser. C	A1	/AA-	783,825
250	State Mortgage Agcy. Rev., 4.80%, 10/1/37, Ser. 130 (d)	Aa1	/NR	241,860
2,825	Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B	Aa2	/AA-	2,927,152
				5,481,722

	North Dakota—0.2%
318	State Housing Finance Agcy. Rev., 5.50%, 7/1/18, Ser. C (d)	Aa1	/NR	321,727

	Ohio—0.9%
405	Hamilton Cnty. Sales Tax Rev., 5.25%, 12/1/32, Ser. B (AMBAC)	Aaa/NR		419,710
885	Summit Cnty., GO,
	6.25%, 12/1/15, (Pre-refunded @ $101, 12/1/10) (FGIC)(a)	Aaa/AAA		960,800
				1,380,510

	Pennsylvania—2.4%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,500	5.375%, 11/15/40, Ser. A	Ba2	/BB	1,460,220
2,000	6.00%, 7/1/23, Ser. B (MBIA)	Aaa/AAA		2,338,180
				3,798,400

	South Dakota—0.5%
765	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA		856,058

	Tennessee—1.5%
1,325	Blount Cnty. Health & Educational Facs. Board Rev.,
	5.125%, 4/1/23, Ser. A	NA/NA		1,290,815
960	Memphis-Shelby Cnty. Airport Auth. Rev.,
	6.25%, 3/1/15, Ser. D (AMBAC) (d)	Aaa/AAA		1,017,648
75	State Housing Dev. Agcy. Rev., 6.375%, 7/1/22, Ser. 4A (d)	Aa2	/AA	75,637
				2,384,100

	Texas—8.6%
	Corpus Christi, GO (FSA),
390	5.00%, 3/1/21	Aaa/AAA		399,859
610	5.00%, 3/1/21, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA		633,632
1,700	Dallas, GO, 4.50%, 2/15/22	Aa1	/AA+	1,694,594
1,500	Frisco, GO, 5.00%, 2/15/25 (AMBAC)	Aaa/AAA		1,567,065
1,200	HFDC Center, Retirement Fac. Rev., 5.50%, 2/15/37, Ser. A	NR/NR		1,211,136

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Texas—(continued)
$1,400	Houston Water Conveyance System, CP,
	7.50%, 12/15/15, Ser. H (AMBAC)	Aaa/AAA	$1,733,046
2,000	Richardson Hospital Auth. Rev., 6.00%, 12/1/19	Baa2/BBB	2,139,620
1,000	State Public Finance Auth. Rev., 5.00%, 2/15/18, Ser. A	NR/BB+	977,580
2,000	Texas Tech Univ. Rev.,
	5.50%, 8/15/18, (Pre-refunded @ $100, 2/15/12) (MBIA)(a)	Aaa/AAA	2,133,480
1,000	Univ. Houston Rev.,
	5.25%, 2/15/17, (Pre-refunded @ $100, 2/15/10) (MBIA)(a)	Aaa/AAA	1,034,690
			13,524,702

	Utah—0.6%
900	Spanish Fork City Rev., 5.55%, 11/15/21	NR/NR	914,796

	Virginia—1.4%
	Albemarle Cnty. Industrial Dev. Auth. Rev.,
1,400	5.00%, 1/1/24	NR/NR	1,393,728
250	5.00%, 1/1/31	NR/NR	245,287
500	Lexington Industrial Dev. Auth. Rev., 5.375%, 1/1/28, Ser. A	NR/NR	495,995
			2,135,010

	Washington—6.8%
	Franklin Cnty. Public Utility Rev. (MBIA),
105	5.625%, 9/1/15	Aaa/AAA	111,723
900	5.625%, 9/1/15, (Pre-refunded @ $100, 9/1/11) (a)	Aaa/AAA	960,426
1,000	Grant Cnty. Public Utility Dist. Rev.,
	4.75%, 1/1/38, Ser. B (FGIC)(d)	Aaa/AAA	985,710
1,500	Port Seattle Rev., 5.625%, 2/1/24, Ser. B (MBIA)(d)	Aaa/AAA	1,554,000
3,000	State, GO, Motor Vehicle Dept.,
	5.625%, 7/1/25, Ser. B, (Pre-refunded @ $100, 7/1/10) (a)	Aa1/AA	3,147,750
	State Housing Finance Commission Rev.,
2,500	4.85%, 12/1/25 (GNMA-FNMA)(d)	Aaa/NR	2,464,025
1,500	5.25%, 1/1/17, Ser. A	NR/NR	1,492,230
			10,715,864

	Wisconsin—5.6%
300	Milwaukee Redev. Auth. Rev., 5.50%, 8/1/22, Ser. A	NR/NR	296,682
1,000	State, GO, 5.00%, 5/1/37, Ser. C (MBIA)(d)	Aaa/AAA	1,008,380
900	State Health & Educational Facs. Auth. Rev., 5.00%, 9/1/33	NR/BBB+	862,038
6,835	State Housing & Economic Dev. Auth. Rev., 4.875%, 3/1/36, Ser. C (d)	Aa2/AA	6,675,061
			8,842,161

	Total Municipal Bonds & Notes (cost—$154,613,567)		156,337,060

OTHER MUNICIPAL BONDS—0.3%
	Puerto Rico—0.3%
5,000	Puerto Rico Sales Tax Financing Corp. Rev.,
	zero coupon, 8/1/54, Ser. A (AMBAC) (cost—$460,365)	Aaa/AAA	477,650

	Total Investments (cost—$155,073,932)—100.0%		$156,814,710

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U. S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2007.

(d)	Subject to Alternative Minimum Tax.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FNMA—insured by Federal National Mortgage Association
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Q-SBLF—Qualified School Bond Loan Fund
VA—Department of Veterans Affairs
XLCA—insured by XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2007